TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic	$ 18,424	$ 24,451	$ 75,729
Foreign	10,704	10,509	13,757
Income before taxes on income	$ 29,128	$ 34,960	$ 89,486